NOTE 8 – LOAN PAYABLE (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Nov. 12, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Loans Payable, Current		$ 13,347		$ 13,496	$ 12,990
Loans Payable, Noncurrent		25,124		33,360	42,612
Payments of Financing Costs		8,097
Payments for Loans		$ 8,097	$ 7,492	$ 10,294
Vehicle [Member]
Short-term Debt [Line Items]
Debt Instrument, Term	5 years	5 years
Debt Instrument, Interest Rate, Effective Percentage	6.90%	6.90%